Income taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense:
Federal		$ 902	$ 727	$ 331
Foreign		595	443	404
State and local		153	192	19
Total current tax expense		1,650	1,362	754
Deferred tax expense (benefit):
Federal		(277)	(344)	130
Foreign		(30)	31	(5)
State and local		(38)	(70)	58
Total deferred tax expense (benefit)	[1]	(345)	(383)	183
Provision for income taxes	[2]	$ 1,305	$ 979	$ 937

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.